STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS
April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 46.4%	Par	Value
Federal Home Loan Mortgage Corp.
Pool QF5342, 4.00%, 12/01/2052	$1,460,291	$1,305,411
Pool SD1961, 5.50%, 12/01/2052	404,963	393,271
Pool SD8256, 4.00%, 10/01/2052	2,034,522	1,818,738
Pool SD8325, 6.00%, 05/01/2053	1,092,250	1,082,558
Pool SD8384, 6.00%, 12/01/2053	957,192	948,699
Federal National Mortgage Association
Pool FS4932, 6.00%, 06/01/2053	820,998	815,253
Pool FS5635, 4.00%, 11/01/2052	1,939,300	1,733,616
Pool MA4919, 5.50%, 02/01/2053	991,386	962,762
Pool MA4941, 5.50%, 03/01/2053	950,706	923,256
Pool MA5008, 4.50%, 05/01/2053	1,423,250	1,311,715
Pool MA5039, 5.50%, 06/01/2053	1,024,605	995,022
Pool MA5109, 6.50%, 08/01/2053	407,481	410,773
Pool MA5165, 5.50%, 10/01/2053	959,699	931,990
Ginnie Mae II Pool
Pool MA8491, 5.50%, 12/20/2052	1,528,990	1,499,714
Pool MA8493, 6.50%, 12/20/2052	159,647	161,616
Pool MA8570, 5.50%, 01/20/2053	910,613	893,177
Pool MA8571, 6.00%, 01/20/2053	1,202,550	1,205,971
Pool MA8647, 5.00%, 02/20/2053	937,548	897,037
Pool MA8649, 6.00%, 02/20/2053	485,097	487,083
Pool MA8725, 5.00%, 03/20/2053	473,407	452,951
Pool MA8726, 5.50%, 03/20/2053	822,580	806,830
Pool MA8727, 6.00%, 03/20/2053	1,393,043	1,397,007
Pool MA8800, 5.00%, 04/20/2053	477,101	456,486
Pool MA8801, 5.50%, 04/20/2053	1,027,321	1,008,935
Pool MA8877, 4.50%, 05/20/2053	1,449,410	1,349,811
Pool MA8878, 5.00%, 05/20/2053	588,985	563,536
Pool MA8879, 5.50%, 05/20/2053	999,605	980,466
Pool MA8880, 6.00%, 05/20/2053	888,491	891,018
Pool MA8948, 5.50%, 06/20/2053	1,228,425	1,204,905
Pool MA8949, 6.00%, 06/20/2053	1,394,025	1,401,476
Pool MA9016, 5.00%, 07/20/2053	2,270,940	2,172,815
Pool MA9017, 5.50%, 07/20/2053	772,904	758,106
Pool MA9018, 6.00%, 07/20/2053	463,744	465,063
Pool MA9105, 5.00%, 08/20/2053	1,961,030	1,876,296
Pool MA9106, 5.50%, 08/20/2053	1,466,570	1,438,490
Pool MA9107, 6.00%, 08/20/2053	1,256,519	1,260,094
Pool MA9166, 3.00%, 09/20/2053	192,228	164,346
Pool MA9171, 5.50%, 09/20/2053	2,161,323	2,119,940
Pool MA9305, 5.50%, 11/20/2053	891,154	874,091

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

MORTGAGE-BACKED SECURITIES - 46.4% (CONTINUED)	Par	Value
Pool MA9485, 4.00%, 02/20/2054	$497,981	$451,117
Pool MA9539, 4.50%, 03/20/2054	998,689	930,373
TOTAL MORTGAGE-BACKED SECURITIES (Cost $42,407,608)		41,801,814

ASSET-BACKED SECURITIES - 15.7%
Affirm, Inc., Series 2024-A, Class D, 6.89%, 02/15/2029 (a)	200,000	199,535
Arivo Acceptance Auto Loan Receivables Trust, Series 2024-1A, Class B, 6.87%, 06/17/2030 (a)	300,000	298,271
Avis Budget Car Rental LLC
Series 2023-1A, Class C, 6.23%, 04/20/2029(a)	300,000	295,690
Series 2023-8A, Class C, 7.34%, 02/20/2030(a)	300,000	309,337
Bankers Healthcare Group, Inc., Series 2024-1CON, Class C, 6.86%, 04/17/2035 (a)	400,000	397,332
Carvana Auto Receivables Trust, Series 2023-P5, Class D, 7.18%, 12/10/2030 (a)	500,000	514,566
COLT Funding LLC, Series 2022-4, Class A2, 4.50%, 03/25/2067 (a)(b)	498,968	464,811
CPS Auto Trust, Series 2021-D, Class E, 4.06%, 12/15/2028 (a)	500,000	470,078
Ellington Financial Mortgage Trust, Series 2021-2, Class M1, 2.30%, 06/25/2066 (a)(b)	885,000	556,611
FHF Trust, Series 2024-1A, Class B, 6.26%, 03/15/2030 (a)	250,000	247,878
FIGRE Trust 2024-HE1, Series 2024-HE1, Class B, 6.51%, 03/25/2054 (a)(b)	974,941	973,461
Foundation Finance Trust, Series 2024-1A, Class D, 8.13%, 12/15/2049 (a)	150,000	148,791
FREED ABS Trust
Series 2021-3FP, Class D, 2.37%, 11/20/2028(a)	256,719	250,530
Series 2022-4FP, Class D, 7.40%, 12/18/2029(a)	350,000	351,295
GCAT, Series 2021-NQM4, Class A3, 1.56%, 08/25/2066 (a)(b)	1,220,186	991,318
GLS Auto Select Receivables Trust, Series 2024-2A, Class D, 6.37%, 08/15/2031 (a)	1,000,000	995,951
Helios Issuer LLC, Series 2021-B, Class A, 1.62%, 07/20/2048 (a)	80,320	66,528
Hertz Vehicle Financing LLC, Series 2023-4A, Class C, 7.51%, 03/25/2030 (a)	500,000	516,217
LAD Auto Receivables Trust, Series 2023-3A, Class D, 6.92%, 12/16/2030 (a)	500,000	508,463
Marlette Funding Trust, Series 2023-2A, Class D, 7.92%, 06/15/2033 (a)	300,000	298,395
MFRA Trust, Series 2021-NQM2, Class A3, 1.47%, 11/25/2064 (a)(b)	449,364	376,830
Octane Receivables Trust, Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	250,000	248,336
Pagaya AI Debt Selection Trust
Series 2023-7, Class C, 8.80%, 07/15/2031(a)	699,739	713,875
Series 2024-1, Class C, 8.34%, 07/15/2031(a)	499,875	506,366
Series 2024-2, Class C, 7.57%, 08/15/2031(a)	200,000	201,284

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

ASSET-BACKED SECURITIES - 15.7% (CONTINUED)	Par	Value
Series 2024-3, Class C, 7.30%, 10/15/2031(a)	$200,000	$200,582
Prosper Marketplace Issuance Trust
Series 2023-1A, Class C, 8.29%, 07/16/2029(a)	600,000	609,307
Series 2024-1A, Class C, 6.96%, 08/15/2029(a)	200,000	198,848
PRPM LLC, Series 2022-NQM1, Class A3, 5.50%, 08/25/2067 (a)(c)	302,107	297,628
Purchasing Power Funding, Series 2024-A, Class D, 7.26%, 08/15/2028 (a)	200,000	199,994
Saluda Grade Mortgage Funding LLC, Series 2023-FIG4, Class A, 6.72%, 11/25/2053 (a)(b)	469,304	476,509
SBNA Auto Receivables Trust 2024-A, Series 2024-A, Class D, 6.04%, 04/15/2030 (a)	500,000	496,820
Sunnova Energy International, Inc., Series 2023-B, Class A, 5.30%, 08/22/2050 (a)	96,053	91,572
Theorem Funding Trust, Series 2022-2A, Class B, 9.27%, 12/15/2028 (a)	200,000	205,610
Veros Automobile Receivables Trust, Series 2021-1, Class C, 3.64%, 08/15/2028 (a)	500,000	493,272
TOTAL ASSET-BACKED SECURITIES (Cost $14,107,036)		14,171,891

CORPORATE BONDS - 9.8%
Aerospace & Defense - 0.2%
Northrop Grumman Corp., 5.20%, 06/01/2054	100,000	91,971
RTX Corp., 6.10%, 03/15/2034	100,000	103,466
		195,437

Automotive - 0.1%
General Motors Financial Co., Inc., 6.10%, 01/07/2034	100,000	99,379

Banks - 1.2%
Bank of America Corp., 2.48% to 09/21/2031 then 5 yr. CMT Rate + 1.20%, 09/21/2036	250,000	$195,461
JPMorgan Chase & Co., 6.25% to 10/23/2033 then SOFR + 1.81%, 10/23/2034	300,000	310,717
PNC Financial Services Group, Inc., 5.68% to 01/22/2034 then SOFR + 1.90%, 01/22/2035	200,000	195,975
Wells Fargo & Co., 5.56% to 07/25/2033 then SOFR + 1.99%, 07/25/2034	300,000	292,533
		994,686

Beverages - 0.6%
Brown-Forman Corp., 4.00%, 04/15/2038	100,000	85,809
Constellation Brands, Inc., 4.90%, 05/01/2033	150,000	141,688
Keurig Dr Pepper, Inc., 5.30%, 03/15/2034	200,000	194,786
Molson Coors Beverage Co., 4.20%, 07/15/2046	100,000	78,422
		500,705

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Biotechnology - 0.1%
Amgen, Inc., 5.25%, 03/02/2033	$100,000	$97,841

Brokerage & Investment Management - 0.2%
LPL Holdings, Inc., 4.00%, 03/15/2029 (a)	200,000	181,385

Capital Markets - 0.8%
Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033	200,000	166,422
Morgan Stanley, 5.95% to 01/19/2033 then 5 yr. CMT Rate + 2.43%, 01/19/2038	300,000	291,739
MSCI, Inc., 3.25%, 08/15/2033 (a)	100,000	80,181
UBS Group AG, 5.70% to 02/08/2034 then 1 yr. CMT Rate + 1.77%, 02/08/2035 (a)	200,000	193,943
		732,285

Chemicals - 0.1%
Nutrien Ltd., 2.95%, 05/13/2030	150,000	130,812

Commercial Services & Supplies - 0.1%
Waste Management, Inc., 4.88%, 02/15/2034	100,000	96,210

Construction & Engineering - 0.2%
MasTec, Inc., 4.50%, 08/15/2028 (a)	150,000	139,957

Construction Machinery - 0.3%
Ashtead Capital, Inc., 5.95%, 10/15/2033 (a)	$200,000	$197,053
United Rentals North America, Inc., 6.00%, 12/15/2029 (a)	100,000	99,038
		296,091

Consumer Finance - 0.3%
American Express Co., 5.04% to 05/01/2033 then SOFR + 1.84%, 05/01/2034	100,000	95,958
Capital One Financial Corp., 5.82% to 02/01/2033 then SOFR + 2.60%, 02/01/2034	200,000	193,741
		289,699

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp., 5.25%, 04/05/2034	100,000	98,728
Arrow Electronics, Inc., 5.88%, 04/10/2034	100,000	96,450
		195,178

Finance Companies - 0.4%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.00%, 10/29/2028	250,000	222,962
Macquarie Airfinance Holdings Ltd., 6.50%, 03/26/2031 (a)	100,000	100,179
		323,141

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Finance-Leasing Companies - 0.1%
GGAM Finance Ltd., 6.88%, 04/15/2029 (a)	$100,000	$100,273

Financial Services - 0.5%
Fiserv, Inc., 5.63%, 08/21/2033	150,000	149,011
Global Payments, Inc., 5.40%, 08/15/2032	150,000	144,914
Radian Group, Inc.
4.88%, 03/15/2027	100,000	96,243
6.20%, 05/15/2029	100,000	99,366
		489,534

Food & Beverage - 0.3%
Bunge Ltd. Finance Corp., 2.75%, 05/14/2031	200,000	167,822
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 6.75%, 03/15/2034 (a)	100,000	102,095
		269,917

Food Products - 0.4%
Conagra Brands, Inc., 5.30%, 11/01/2038	100,000	91,658
J M Smucker Co., 6.20%, 11/15/2033	200,000	206,829
Tyson Foods, Inc., 4.88%, 08/15/2034	100,000	92,648
		391,135

Ground Transportation - 0.1%
CSX Corp., 6.15%, 05/01/2037	100,000	105,341

Health Care Equipment & Supplies - 0.4%
Baxter International, Inc., 2.54%, 02/01/2032	100,000	80,186
GE HealthCare Technologies, Inc., 5.91%, 11/22/2032	150,000	153,142
Zimmer Biomet Holdings, Inc., 2.60%, 11/24/2031	200,000	163,417
		396,745

Household Durables - 0.3%
MDC Holdings, Inc., 6.00%, 01/15/2043	100,000	98,424
NVR, Inc., 3.00%, 05/15/2030	100,000	86,711
PulteGroup, Inc., 6.38%, 05/15/2033	100,000	103,419
		288,554

Insurance - 0.1%
MetLife, Inc., 6.50%, 12/15/2032	100,000	107,447

Life Sciences Tools & Services - 0.1%
Bio-Rad Laboratories, Inc., 3.70%, 03/15/2032	100,000	86,955

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Media - 0.1%
Comcast Corp., 6.50%, 11/15/2035	$100,000	$106,928

Metals & Mining - 0.2%
Freeport-McMoRan, Inc., 5.40%, 11/14/2034	100,000	96,541
Teck Resources Ltd., 3.90%, 07/15/2030	100,000	90,336
		186,877

Midstream - 0.1%
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/2039	100,000	79,346

Oil Field Services - 0.1%
Shelf Drilling Holdings Ltd., 9.63%, 04/15/2029 (a)	100,000	94,705

Oil, Gas & Consumable Fuels - 1.0%
Continental Resources, Inc., 5.75%, 01/15/2031 (a)	100,000	97,912
Energy Transfer LP, 7.38%, 02/01/2031 (a)	100,000	103,180
Greenfire Resources Ltd., 12.00%, 10/01/2028 (a)	50,000	53,141
Hess Corp., 7.13%, 03/15/2033	100,000	109,960
MPLX LP, 5.00%, 03/01/2033	100,000	94,116
ONEOK, Inc., 6.05%, 09/01/2033	100,000	101,180
Targa Resources Corp., 6.50%, 03/30/2034	100,000	104,294
Western Midstream Operating LP, 6.15%, 04/01/2033	100,000	100,014
Williams Cos., Inc., 5.65%, 03/15/2033	100,000	99,206
		863,003

Software - 0.2%
Roper Technologies, Inc., 1.75%, 02/15/2031	100,000	78,675
VMware LLC, 2.20%, 08/15/2031	100,000	79,094
		157,769

Specialized REITs - 0.3%
American Tower Corp., 5.55%, 07/15/2033	150,000	146,655
Crown Castle, Inc., 5.10%, 05/01/2033	100,000	94,472
		241,127

Specialty Retail - 0.2%
Lowe's Cos., Inc., 5.15%, 07/01/2033	100,000	97,748
O'Reilly Automotive, Inc., 4.70%, 06/15/2032	100,000	94,474
		192,222

Technology - 0.2%
Dell International LLC / EMC Corp., 5.75%, 02/01/2033	100,000	100,747
IBM International Capital Pte Ltd., 4.90%, 02/05/2034	100,000	94,663
		195,410

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

CORPORATE BONDS - 9.8% (CONTINUED)	Par	Value
Tobacco - 0.1%
Philip Morris International, Inc., 5.25%, 02/13/2034	$100,000	$96,496

Wireless - 0.2%
T-Mobile USA, Inc., 5.05%, 07/15/2033	150,000	143,786
TOTAL CORPORATE BONDS (Cost $8,897,539)		8,866,376

COLLATERALIZED LOAN OBLIGATIONS - 5.0%
Apidos CLO, Series 2022-42A, Class C, 9.22% (3 mo. Term SOFR + 3.90%), 01/20/2036 (a)	475,000	483,827
Ares CLO, Series 2020-57A, Class BR, 7.24% (3 mo. Term SOFR + 1.91%), 01/25/2035 (a)	1,050,000	1,050,596
Black Diamond CLO Ltd., Series 2022-1A, Class B, 8.17% (3 mo. Term SOFR + 2.85%), 10/25/2035 (a)	150,000	151,372
Dryden Senior Loan Fund, Series 2022-106A, Class D, 11.03% (3 mo. Term SOFR + 5.70%), 10/15/2035 (a)	750,000	760,713
Halsey Point CLO Ltd., Series 2023-7A, Class D, 11.16% (3 mo. Term SOFR + 5.84%), 07/20/2036 (a)	350,000	360,022
Saranac CLO, Series 2013-1A, Class BR, 7.49% (3 mo. Term SOFR + 2.16%), 07/26/2029 (a)	250,000	250,419
Symphony CLO Ltd., Series 2022-37A, Class B1R, 7.72% (3 mo. Term SOFR + 2.40%), 01/20/2037 (a)	450,000	452,180
Trimaran CAVU LLC, Series 2022-1A, Class D, 11.15% (3 mo. Term SOFR + 5.83%), 10/22/2035 (a)	500,000	508,348
Trinitas CLO Ltd., Series 2020-14A, Class D, 9.89% (3 mo. Term SOFR + 4.56%), 01/25/2034 (a)	500,000	500,970
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $4,497,401)		4,518,447

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7%
A&D Mortgage LLC
Series 2023-NQM4, Class A1, 7.47%, 09/25/2068(a)(c)	93,092	94,917
Series 2023-NQM4, Class A3, 8.10%, 09/25/2068(a)(c)	93,092	95,306
Ellington Financial Mortgage Trust, Series 2024-INV1, Class A1A, 6.56%, 03/25/2069 (a)(c)	500,000	506,689
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, 8.68% (30 day avg SOFR U.S. + 3.35%), 06/25/2043 (a)	500,000	529,411
GS Mortgage-Backed Securities Trust, Series 2023-PJ4, Class A15, 6.00%, 01/25/2054 (a)(b)	437,290	436,039
Onslow Bay Mortgage Loan Trust, Series 2021-NQM2, Class A3, 1.56%, 05/25/2061 (a)(b)	641,933	509,718
RCKT Mortgage Trust, Series 2022-4, Class A2, 3.50%, 06/25/2052 (a)(b)	886,282	749,224
SGR Residential Mortgage Trust
Series 2020-2, Class A1, 1.38%, 05/25/2065(a)(b)	459,532	404,319
Series 2021-1, Class M1, 2.50%, 07/25/2061(a)(b)	744,000	464,583

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 4.7% (CONTINUED)		Par	Value
Western Alliance Bancorp, Series 2021-CL2, Class M3, 9.43% (30 day avg SOFR U.S. + 4.10%), 07/25/2059 (a)		$473,910	$476,511
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,214,115)			4,266,717

U.S. TREASURY OBLIGATIONS - 14.1%
United States Treasury Notes/Bonds
3.13%, 08/15/2025		1,775,000	1,730,000
4.63%, 11/15/2026		1,350,000	1,339,611
4.13%, 10/31/2027		1,850,000	1,807,362
3.50%, 04/30/2030		1,000,000	936,758
4.13%, 08/31/2030		1,000,000	967,520
4.13%, 11/15/2032		1,200,000	1,151,977
3.50%, 02/15/2033		400,000	365,766
3.88%, 08/15/2033		500,000	469,336
4.50%, 11/15/2033		1,000,000	985,234
4.50%, 05/15/2038		1,000,000	980,469
3.50%, 02/15/2039		1,200,000	1,045,172
2.50%, 02/15/2045		660,000	452,719
1.88%, 11/15/2051		780,000	432,291
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,984,056)			12,664,215

SHORT-TERM INVESTMENTS - 3.1%		Shares
Money Market Funds - 2.0%
First American Government Obligations Fund - Class X, 5.23%(d)		1,792,876	1,792,876

U.S. Treasury Bills - 1.1%		Par
5.23%, 08/22/2024(e)	$1,000,000	$1,000,000	983,606
TOTAL SHORT-TERM INVESTMENTS (Cost $2,776,784)			2,776,482

TOTAL INVESTMENTS - 98.8% (Cost $89,884,539)			$89,065,942
Other Assets in Excess of Liabilities - 1.2%			1,063,440
TOTAL NET ASSETS - 100.0%			$90,129,382

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
SOFR - Secured Overnight Financing Rate

STRIVE TOTAL RETURN BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
April 30, 2024 (Unaudited)

(a)	Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of April 30, 2024, the value of these securities total $24,500,097 or 27.2% of the Fund’s net assets.
(b)	Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of April 30, 2024.
(c)	Step coupon bond. The rate disclosed is as of April 30, 2024.
(d)	The rate shown represents the 7-day effective yield as of April 30, 2024.
(e)	The rate shown is the effective yield as of April 30, 2024.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

SCHEDULE OF OPEN FUTURES CONTRACTS
April 30, 2024 (Unaudited)

Description	Contracts Purchased	Expiration Date	Notional	Value / Unrealized Appreciation (Depreciation)
U.S. Treasury 10 Year Notes	209	06/18/2024	22,454,437	$(562,841)
U.S. Treasury 5 Year Note	13	06/28/2024	1,361,648	(37,928)
U.S. Treasury Long Bonds	19	06/18/2024	2,162,438	(74,434)
Total Unrealized Appreciation (Depreciation)				$(675,203)

STRIVE TOTAL RETURN BOND ETF

SIGNIFICANT ACCOUNTING POLICIES (UNAUDITED)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for long-term debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of the Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of April 30, 2024, the Fund did not hold any securities that required fair valuation due to unobservable inputs.
As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

STRIVE TOTAL RETURN BOND ETF

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
The following is a summary of the fair value classification of the Fund’s investments as of April 30, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Mortgage-Backed Securities	$—	$41,801,814	$—	$41,801,814
Asset-Backed Securities	—	14,171,891	—	14,171,891
U.S. Treasury Obligations	—	12,664,215	—	12,664,215
Corporate Bonds	—	8,866,376	—	8,866,376
Collateralized Loan Obligations	—	4,518,447	—	4,518,447
Collateralized Mortgage Obligations	—	4,266,717	—	4,266,717
Money Market Funds	1,792,876	—	—	1,792,876
U.S. Treasury Bills	—	983,606	—	983,606
Total Investments in Securities	$1,792,876	$87,273,066	$—	$89,065,942

Other Financial Instruments
Futures*	$(675,203)	$—	$—	$(675,203)
Total Futures	$(675,203)	$—	$—	$(675,203)
Refer to the Schedule of Investments for industry classifications.
* The fair value of the Fund's investment represents the net unrealized appreciation (depreciation) as of April 30, 2024.
During the fiscal period ended April 30, 2024, the Strive Total Return Bond ETF did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.